U.S. Government Securities Fund®
Investment portfolio
November 30, 2023
unaudited

Bonds, notes & other debt instruments 95.15% Mortgage-backed obligations 63.46% Federal agency mortgage-backed obligations 63.46%	Principal amount (000)	Value (000)
Fannie Mae Pool #256708 6.50% 3/1/2027[1]	USD6	$6
Fannie Mae Pool #256993 6.50% 11/1/2027[1]	58	59
Fannie Mae Pool #257055 6.50% 12/1/2027[1]	109	111
Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]	17	17
Fannie Mae Pool #AD0329 6.50% 9/1/2028[1]	6	6
Fannie Mae Pool #AL5156 6.50% 2/1/2029[1]	253	257
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	87	84
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	111	108
Fannie Mae Pool #735571 8.00% 11/1/2031[1]	35	35
Fannie Mae Pool #555254 6.50% 1/1/2033[1]	— [2]	— [2]
Fannie Mae Pool #CA1442 3.00% 3/1/2033[1]	395	368
Fannie Mae Pool #BJ5302 3.00% 3/1/2033[1]	279	260
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	2	2
Fannie Mae Pool #BN1085 4.00% 1/1/2034[1]	7	7
Fannie Mae Pool #BO6247 2.50% 12/1/2034[1]	3,855	3,537
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	14	14
Fannie Mae Pool #AS6870 4.00% 3/1/2036[1]	1,693	1,627
Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	3,602	3,461
Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]	3,164	3,040
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	2,966	2,848
Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]	5,854	5,622
Fannie Mae Pool #898565 6.50% 10/1/2036[1]	— [2]	— [2]
Fannie Mae Pool #MA2819 4.00% 11/1/2036[1]	334	321
Fannie Mae Pool #MA2856 4.00% 12/1/2036[1]	8	8
Fannie Mae Pool #888372 6.50% 4/1/2037[1]	12	12
Fannie Mae Pool #256810 6.50% 7/1/2037[1]	25	26
Fannie Mae Pool #256828 7.00% 7/1/2037[1]	13	13
Fannie Mae Pool #MA3099 4.00% 8/1/2037[1]	2,763	2,648
Fannie Mae Pool #256860 6.50% 8/1/2037[1]	35	36
Fannie Mae Pool #888873 6.50% 8/1/2037[1]	— [2]	— [2]
Fannie Mae Pool #947337 6.50% 10/1/2037[1]	— [2]	— [2]
Fannie Mae Pool #888698 7.00% 10/1/2037[1]	38	40
Fannie Mae Pool #954832 6.50% 1/1/2038[1]	1	1
Fannie Mae Pool #970343 6.00% 2/1/2038[1]	31	31
Fannie Mae Pool #889388 7.00% 3/1/2038[1]	129	133
Fannie Mae Pool #AL1308 6.50% 5/1/2039[1]	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	87	86
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	36	36
Fannie Mae Pool #MA4093 2.00% 8/1/2040[1]	2,772	2,316
Fannie Mae Pool #MA4152 2.00% 10/1/2040[1]	3,118	2,582
Fannie Mae Pool #AH0351 4.50% 2/1/2041[1]	196	190
Fannie Mae Pool #MA4287 2.00% 3/1/2041[1]	35,881	29,774
Fannie Mae Pool #MA4333 2.00% 5/1/2041[1]	29,287	24,251
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	585	580
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	320	318
U.S. Government Securities Fund — Page 1 of 21

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	USD142	$141
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	48,532	40,185
Fannie Mae Pool #FM7690 2.00% 7/1/2041[1]	14,013	11,603
Fannie Mae Pool #BT5941 2.00% 7/1/2041[1]	5,490	4,545
Fannie Mae Pool #MA4407 2.00% 8/1/2041[1]	104,871	86,825
Fannie Mae Pool #FM8120 2.00% 8/1/2041[1]	9,527	7,919
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	270	270
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	240	225
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	183	182
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	63	62
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	48,171	39,879
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	40	39
Fannie Mae Pool #AJ9327 3.50% 1/1/2042[1]	24	22
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	17,126	14,246
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	9,727	8,053
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	3,080	2,551
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	249	228
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	122	111
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	44	41
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	73	67
Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]	7,485	6,596
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	1,159	1,060
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	262	238
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	162	147
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	70	64
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	362	328
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	639	579
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	129,836	117,090
Fannie Mae Pool #AY3880 4.00% 11/1/2045[1]	73	68
Fannie Mae Pool #BC3465 4.00% 2/1/2046[1]	7	6
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	128	112
Fannie Mae Pool #MA2833 3.00% 12/1/2046[1]	6,153	5,341
Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]	361	325
Fannie Mae Pool #AS8804 3.50% 2/1/2047[1]	10,224	9,186
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	130	113
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	527	473
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	173	156
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	80	72
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	69	63
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	25	22
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	50	47
Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	8,440	7,561
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	1,290	1,198
Fannie Mae Pool #BJ4342 4.00% 1/1/2048[1]	132	123
Fannie Mae Pool #BJ6169 4.00% 1/1/2048[1]	38	35
Fannie Mae Pool #BJ8318 4.50% 1/1/2048[1]	171	163
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	401	360
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	714	663
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	962	893
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	307	285
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	105	101
Fannie Mae Pool #BN1172 4.50% 11/1/2048[1]	145	138
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	1,736	1,617
Fannie Mae Pool #FM2656 3.50% 1/1/2049[1]	2,194	1,971
U.S. Government Securities Fund — Page 2 of 21

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	USD3,238	$3,339
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	33,786	30,481
Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]	10,523	9,420
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	4,339	3,892
Fannie Mae Pool #FM1220 3.50% 7/1/2049[1]	2,766	2,474
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	1,084	970
Fannie Mae Pool #FM1505 3.00% 9/1/2049[1]	10,447	8,971
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	5,644	5,071
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	3,210	2,873
Fannie Mae Pool #BO2264 3.00% 10/1/2049[1]	36,467	31,296
Fannie Mae Pool #BO2890 3.00% 11/1/2049[1]	2,240	1,920
Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]	10,299	8,853
Fannie Mae Pool #FM2389 3.50% 2/1/2050[1]	1,868	1,676
Fannie Mae Pool #FM2822 3.00% 3/1/2050[1]	6,772	5,801
Fannie Mae Pool #CA5338 3.00% 3/1/2050[1]	5,501	4,682
Fannie Mae Pool #FM2777 3.00% 3/1/2050[1]	3,118	2,665
Fannie Mae Pool #FM2664 3.50% 3/1/2050[1]	21,148	18,897
Fannie Mae Pool #CA5539 3.00% 4/1/2050[1]	13,124	11,239
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	2,219	1,830
Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	5,016	4,277
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	10,241	8,431
Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	2,920	2,487
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	4	3
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	916	781
Fannie Mae Pool #CA7325 2.00% 10/1/2050[1]	4,356	3,460
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	2,143	1,764
Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	4,522	3,851
Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	23,792	19,529
Fannie Mae Pool #CA7606 3.00% 11/1/2050[1]	41,107	35,362
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	2,581	2,025
Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	3,063	2,609
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	1,001	785
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	9,540	7,845
Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	10,516	8,344
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	10,478	8,208
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	121	95
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	31,656	27,231
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	72	56
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	5,845	4,773
Fannie Mae Pool #FM7694 3.00% 6/1/2051[1]	31,853	27,185
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	2,839	2,440
Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	19,730	16,075
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	2,183	1,790
Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	325	279
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	7,927	6,468
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	9,327	7,937
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	564	443
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	13,603	11,177
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	6,578	5,433
Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]	19,377	16,619
Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]	14,289	12,184
Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]	6,151	5,271
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	4,209	3,579
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	41,522	34,543
U.S. Government Securities Fund — Page 3 of 21

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	USD14,148	$11,571
Fannie Mae Pool #CB2371 2.50% 12/1/2051[1]	7,740	6,360
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	7,078	5,823
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	3,032	2,484
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	1,465	1,199
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	1,154	945
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	1,139	936
Fannie Mae Pool #CB2414 3.00% 12/1/2051[1]	42,150	36,209
Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]	19,120	16,407
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	9,679	8,359
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	20,114	17,116
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	4,344	3,696
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	9,049	7,051
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	7,423	5,813
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	2,265	1,854
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	5,848	5,046
Fannie Mae Pool #BV6617 3.50% 4/1/2052[1]	1,448	1,271
Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]	37,058	33,691
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	60,565	55,046
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	9,415	8,827
Fannie Mae Pool #BW8497 4.50% 9/1/2052[1]	6,418	6,016
Fannie Mae Pool #BV0952 4.50% 9/1/2052[1]	1,286	1,206
Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	7,958	7,461
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	9,561	9,445
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	8,479	8,378
Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	244	248
Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]	43,364	40,668
Fannie Mae Pool #MA4805 4.50% 11/1/2052[1]	3,642	3,415
Fannie Mae Pool #BW1403 5.00% 12/1/2052[1]	66,614	64,236
Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	296	286
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	25,760	25,442
Fannie Mae Pool #BX2476 5.50% 12/1/2052[1]	872	862
Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	475	477
Fannie Mae Pool #BX1070 6.00% 12/1/2052[1]	98	98
Fannie Mae Pool #FS4947 4.00% 1/1/2053[1]	43,962	39,965
Fannie Mae Pool #FS5675 4.50% 1/1/2053[1]	27,876	26,139
Fannie Mae Pool #BT8034 4.50% 1/1/2053[1]	159	149
Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]	136,786	137,366
Fannie Mae Pool #BX6121 6.00% 1/1/2053[1]	15,293	15,361
Fannie Mae Pool #BX5931 6.00% 1/1/2053[1]	983	988
Fannie Mae Pool #MA4917 4.50% 2/1/2053[1]	1,258	1,180
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	23,750	23,423
Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]	54,226	54,510
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	11,129	11,358
Fannie Mae Pool #BX7703 6.50% 2/1/2053[1]	6,435	6,542
Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]	293	282
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	6,555	6,476
Fannie Mae Pool #BX9431 5.50% 3/1/2053[1]	6,415	6,344
Fannie Mae Pool #FS4152 5.50% 3/1/2053[1]	4,236	4,180
Fannie Mae Pool #FS4774 5.50% 3/1/2053[1]	452	446
Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]	51,944	52,159
Fannie Mae Pool #CB5919 6.00% 3/1/2053[1]	12,025	12,073
Fannie Mae Pool #BX6803 6.00% 3/1/2053[1]	5,877	5,902
Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	1,146	1,074
U.S. Government Securities Fund — Page 4 of 21

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	USD315	$304
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	49,804	49,143
Fannie Mae Pool #BX8556 5.50% 4/1/2053[1]	7,214	7,116
Fannie Mae Pool #BY0007 5.50% 4/1/2053[1]	6,549	6,460
Fannie Mae Pool #BX9116 5.50% 4/1/2053[1]	2,636	2,600
Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]	155,131	155,831
Fannie Mae Pool #CB6597 6.00% 4/1/2053[1]	10,188	10,248
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	6,130	6,280
Fannie Mae Pool #BX9806 5.00% 5/1/2053[1]	40,482	39,002
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	4,762	4,591
Fannie Mae Pool #BY1247 5.00% 5/1/2053[1]	863	832
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	14,437	14,246
Fannie Mae Pool #BY0204 5.50% 5/1/2053[1]	6,543	6,452
Fannie Mae Pool #BY0091 5.50% 5/1/2053[1]	1,852	1,827
Fannie Mae Pool #BY0849 5.50% 5/1/2053[1]	99	98
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	159,786	160,360
Fannie Mae Pool #BY2260 6.00% 5/1/2053[1]	398	399
Fannie Mae Pool #BY2061 6.00% 5/1/2053[1]	367	368
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	53,736	51,786
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	72,245	71,229
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	71,154	70,256
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	56,045	56,238
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	45,146	45,327
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	28,146	28,302
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	20,237	20,337
Fannie Mae Pool #FS4775 6.00% 6/1/2053[1]	7,706	7,742
Fannie Mae Pool #BY4224 6.00% 6/1/2053[1]	1,069	1,075
Fannie Mae Pool #BW5303 6.00% 6/1/2053[1]	231	232
Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]	34,574	35,280
Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]	12,016	12,215
Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]	8,669	8,830
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	39,891	37,387
Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	4,263	3,996
Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	36,196	34,856
Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	144	139
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	142,937	140,987
Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	11,934	11,975
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	6,814	6,386
Fannie Mae Pool #BY8293 6.00% 8/1/2053[1]	1,607	1,612
Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	108,251	110,044
Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	115,481	115,877
Fannie Mae Pool #MA5192 6.50% 11/1/2053[1]	312,709	317,875
Fannie Mae Pool #BF0141 5.50% 9/1/2056[1]	395	404
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	18,617	16,168
Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]	7,255	6,301
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	12,405	10,774
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	7,933	7,008
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	24,889	20,339
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	5,123	4,816
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[1]	69	68
Fannie Mae, Series 2006-65, Class PF, (30-day Average USD-SOFR + 0.394%) 5.723% 7/25/2036[1,3]	240	236
Fannie Mae, Series 1999-T2, Class A1, 7.50% 1/19/2039[1,3]	79	79
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]	28	28
U.S. Government Securities Fund — Page 5 of 21

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 1/25/2024[1,3]	USD337	$335
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.623% 5/25/2024[1,3]	706	703
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.664% 7/25/2024[1,3]	879	862
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.623% 11/25/2024[1,3]	696	679
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036[1]	215	181
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 9/25/2036[1]	325	277
Freddie Mac Pool #QS0124 1.50% 11/1/2030[1]	380	347
Freddie Mac Pool #ZS1044 6.50% 2/1/2036[1]	1	1
Freddie Mac Pool #ZI5486 6.50% 9/1/2036[1]	2	2
Freddie Mac Pool #C91909 4.00% 11/1/2036[1]	53	51
Freddie Mac Pool #1H1354 6.145% 11/1/2036[1,3]	51	51
Freddie Mac Pool #ZI7575 6.50% 6/1/2038[1]	1	1
Freddie Mac Pool #SC0113 2.00% 12/1/2040[1]	2,537	2,119
Freddie Mac Pool #RB5105 2.00% 3/1/2041[1]	53,666	44,629
Freddie Mac Pool #G06459 5.00% 5/1/2041[1]	1,063	1,056
Freddie Mac Pool #RB5114 2.00% 6/1/2041[1]	49,767	41,201
Freddie Mac Pool #SC0169 2.00% 6/1/2041[1]	4,486	3,714
Freddie Mac Pool #RB5118 2.00% 7/1/2041[1]	61,820	51,179
Freddie Mac Pool #RB5121 2.00% 8/1/2041[1]	96,338	79,666
Freddie Mac Pool #SC0175 2.00% 9/1/2041[1]	8,748	7,243
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	6,807	5,635
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	45,264	37,472
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	9,175	7,595
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	39,163	32,300
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	11,977	9,905
Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]	123,659	104,728
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	32	30
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	270	247
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	379	348
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	308	280
Freddie Mac Pool #G61082 3.00% 7/1/2043[1]	3,279	2,902
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	1,327	1,206
Freddie Mac Pool #760012 3.113% 4/1/2045[1,3]	953	930
Freddie Mac Pool #760013 3.194% 4/1/2045[1,3]	504	494
Freddie Mac Pool #760014 2.71% 8/1/2045[1,3]	629	600
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	7,843	7,117
Freddie Mac Pool #Z40130 3.00% 1/1/2046[1]	1,456	1,287
Freddie Mac Pool #G60744 3.50% 7/1/2046[1]	1,742	1,571
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	2,901	2,623
Freddie Mac Pool #760015 2.577% 1/1/2047[1,3]	1,477	1,386
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	490	436
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	610	543
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	734	660
Freddie Mac Pool #ZT0538 3.50% 3/1/2048[1]	1,535	1,377
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	520	467
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	517	464
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	436	392
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	393	353
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	367	330
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	310	278
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	212	191
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	150	135
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	148	134
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	23,524	21,887
U.S. Government Securities Fund — Page 6 of 21

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	USD146	$131
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	688	638
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	624	580
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	314	292
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	265	238
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	177	159
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	123	111
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	965	895
Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]	283	270
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	1,246	1,190
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	686	654
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	461	440
Freddie Mac Pool #ZN4636 3.00% 10/1/2048[1]	9,458	8,170
Freddie Mac Pool #ZA6700 3.50% 4/1/2049[1]	10,007	8,952
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	1,780	1,594
Freddie Mac Pool #SD7502 3.50% 7/1/2049[1]	6,923	6,225
Freddie Mac Pool #QA1442 3.50% 8/1/2049[1]	3,911	3,501
Freddie Mac Pool #RA1339 3.00% 9/1/2049[1]	1,633	1,400
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	513	459
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	3,990	3,585
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	3,891	3,496
Freddie Mac Pool #RA2003 4.50% 1/1/2050[1]	6,038	5,739
Freddie Mac Pool #RA2319 3.00% 3/1/2050[1]	8,832	7,492
Freddie Mac Pool #SD7513 3.50% 4/1/2050[1]	69,150	61,840
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	995	847
Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	5,114	4,354
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	32,957	25,855
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	421	330
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	701	549
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	33,270	26,043
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	5,721	4,671
Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	3,339	2,831
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	1,550	1,333
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	6,311	5,195
Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	3,282	2,793
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	2,028	1,741
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	18,626	15,841
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	510	438
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	5,508	4,301
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	5,901	4,836
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	4,330	3,561
Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	3,736	3,179
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	3,075	2,524
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	968	830
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]	39,235	33,792
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	28,909	25,804
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	2,191	1,934
Freddie Mac Pool #SD1450 2.50% 3/1/2052[1]	2,382	1,952
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	105,581	90,338
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	1,390	1,142
Freddie Mac Pool #8D0226 2.542% 5/1/2052[1,3]	6,133	5,358
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	25,759	22,609
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	15,473	14,507
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	2,516	2,359
U.S. Government Securities Fund — Page 7 of 21

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8251 5.50% 8/1/2052[1]	USD916	$906
Freddie Mac Pool #SD8245 4.50% 9/1/2052[1]	13,452	12,613
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	11,587	10,864
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	2,870	2,691
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	1,718	1,611
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	59,813	57,759
Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	44,044	41,294
Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	16,761	15,716
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	1,134	1,063
Freddie Mac Pool #SD1968 4.00% 11/1/2052[1]	49,591	45,077
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	20,895	19,987
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	29,634	29,254
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	55,905	53,929
Freddie Mac Pool #QF4188 5.50% 12/1/2052[1]	995	982
Freddie Mac Pool #QF4136 5.50% 12/1/2052[1]	349	345
Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]	70,775	72,128
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	222,261	214,061
Freddie Mac Pool #QF7015 5.50% 1/1/2053[1]	1,814	1,790
Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]	269,787	270,879
Freddie Mac Pool #QF6121 6.00% 1/1/2053[1]	876	881
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	9,913	9,786
Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]	185,129	185,877
Freddie Mac Pool #QF8351 5.50% 3/1/2053[1]	1,990	1,963
Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]	795	745
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	7,713	7,439
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	508	489
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	13,327	13,144
Freddie Mac Pool #QG2749 5.50% 4/1/2053[1]	1,043	1,028
Freddie Mac Pool #QG1653 6.00% 4/1/2053[1]	12,565	12,619
Freddie Mac Pool #QG0259 6.00% 4/1/2053[1]	5,968	5,992
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	1,164	1,092
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	23,570	23,242
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	6,958	6,861
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	6,670	6,584
Freddie Mac Pool #QG2197 5.50% 5/1/2053[1]	4,357	4,297
Freddie Mac Pool #QG1875 5.50% 5/1/2053[1]	1	1
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	113,810	114,201
Freddie Mac Pool #QG3763 6.00% 5/1/2053[1]	12,505	12,555
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	2,488	2,396
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	92,967	91,660
Freddie Mac Pool #QG4632 5.50% 6/1/2053[1]	39,196	38,654
Freddie Mac Pool #QG3775 5.50% 6/1/2053[1]	4,476	4,414
Freddie Mac Pool #QG5136 5.50% 6/1/2053[1]	603	595
Freddie Mac Pool #QG4732 5.50% 6/1/2053[1]	46	45
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	338,810	339,973
Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]	26,437	26,558
Freddie Mac Pool #QG5227 6.00% 6/1/2053[1]	12,146	12,189
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	6,358	6,389
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	5,969	6,008
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	3,900	3,913
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	2,740	2,781
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	13,491	13,743
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	11,713	11,930
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	10,860	11,126
U.S. Government Securities Fund — Page 8 of 21

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	USD10,553	$10,841
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	7,370	7,588
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	5,710	5,837
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	4,054	4,121
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	3,323	3,427
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	50,930	49,042
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	375,743	370,461
Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]	29,179	29,309
Freddie Mac Pool #SD8348 5.00% 8/1/2053[1]	58,996	56,809
Freddie Mac Pool #SD3620 5.50% 8/1/2053[1]	16,105	15,945
Freddie Mac Pool #SD8350 6.00% 8/1/2053[1]	309,239	310,301
Freddie Mac Pool #QG9159 6.00% 8/1/2053[1]	12,143	12,184
Freddie Mac Pool #RA9636 6.00% 8/1/2053[1]	3,875	3,889
Freddie Mac Pool #SD8361 5.00% 9/1/2053[1]	42,993	41,399
Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	25,704	25,803
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	75,219	75,522
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	203,045	206,408
Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	14,106	14,155
Freddie Mac, Series 3156, Class PF, (30-day Average USD-SOFR + 0.364%) 5.689% 5/15/2036[1,3]	447	437
Freddie Mac, Series K058, Class A2, Multi Family, 2.653% 8/25/2026[1]	3,507	3,303
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 4/25/2027[1]	1,370	1,301
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 1/25/2028[1]	560	534
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	50,000	48,625
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[1]	162	135
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	376	314
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036[1]	163	146
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	14,884	13,477
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	9,412	7,832
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	1,903	1,570
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	16,889	15,297
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	16,677	15,156
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	10,014	8,306
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	10,520	9,116
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]	5,919	5,154
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	3,704	3,432
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	11,446	9,916
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 11/25/2057[1]	1,682	1,454
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 11/26/2057[1]	2,943	2,736
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	8,414	7,274
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	3,305	3,043
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	19,788	18,141
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	9,751	8,432
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	4,338	3,761
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]	462	426
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	12,043	10,834
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	12,191	11,452
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	58,574	54,965
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]	37,637	34,099
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	20,898	18,891
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]	14,431	12,620
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]	4,381	3,500
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	54,326	50,047
Government National Mortgage Assn. 2.50% 12/1/2053[1,4]	6,335	5,289
Government National Mortgage Assn. 3.00% 12/1/2053[1,4]	8,927	7,723
U.S. Government Securities Fund — Page 9 of 21

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.50% 12/1/2053[1,4]	USD19,459	$17,396
Government National Mortgage Assn. 4.00% 12/1/2053[1,4]	31,231	28,771
Government National Mortgage Assn. 4.50% 12/1/2053[1,4]	64,716	61,205
Government National Mortgage Assn. 4.00% 1/1/2054[1,4]	86,371	79,608
Government National Mortgage Assn. 5.50% 1/1/2054[1,4]	49,888	49,521
Government National Mortgage Assn. 6.00% 1/1/2054[1,4]	25,138	25,318
Government National Mortgage Assn. 6.50% 1/1/2054[1,4]	31,496	32,014
Government National Mortgage Assn. Pool #754335 6.50% 8/20/2029[1]	93	94
Government National Mortgage Assn. Pool #754334 6.50% 10/20/2032[1]	187	190
Government National Mortgage Assn. Pool #AH5901 3.75% 11/20/2034[1]	782	741
Government National Mortgage Assn. Pool #754319 6.50% 1/20/2037[1]	101	104
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]	111	114
Government National Mortgage Assn. Pool #004182 5.50% 7/20/2038[1]	11	11
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]	50	50
Government National Mortgage Assn. Pool #738836 6.50% 11/20/2038[1]	62	64
Government National Mortgage Assn. Pool #754287 6.50% 11/20/2038[1]	55	56
Government National Mortgage Assn. Pool #AA4873 6.50% 12/20/2038[1]	70	71
Government National Mortgage Assn. Pool #754314 6.50% 1/20/2039[1]	437	455
Government National Mortgage Assn. Pool #741910 4.00% 2/15/2039[1]	109	102
Government National Mortgage Assn. Pool #004367 4.00% 2/20/2039[1]	14	13
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]	266	263
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	601	631
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040[1]	382	371
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	985	1,003
Government National Mortgage Assn. Pool #736089 5.00% 6/15/2040[1]	128	125
Government National Mortgage Assn. Pool #736084 5.00% 6/15/2040[1]	102	100
Government National Mortgage Assn. Pool #005040 5.00% 4/20/2041[1]	28	27
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	1,733	1,745
Government National Mortgage Assn. Pool #005112 6.50% 7/20/2041[1]	104	106
Government National Mortgage Assn. Pool #005157 4.00% 8/20/2041[1]	86	79
Government National Mortgage Assn. Pool #005187 5.50% 9/20/2041[1]	63	62
Government National Mortgage Assn. Pool #754636 3.50% 11/20/2041[1]	439	396
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	4,050	3,895
Government National Mortgage Assn. Pool #754591 4.00% 1/20/2042[1]	930	879
Government National Mortgage Assn. Pool #754637 4.00% 1/20/2042[1]	451	426
Government National Mortgage Assn. Pool #AA2589 3.50% 3/20/2043[1]	560	494
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]	11	11
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	21	21
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	11,171	9,033
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	4,932	4,107
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	12,683	10,256
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]	28,665	23,967
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	4,928	4,047
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	9,816	8,034
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	51,344	43,140
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]	18,661	15,319
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	43,458	36,176
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	24,021	20,019
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	15,305	12,740
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	10,595	8,700
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	41,621	39,386
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	15,830	14,980
Government National Mortgage Assn. Pool #892950 6.514% 7/20/2060[1,3]	234	234
Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061[1]	1	1
U.S. Government Securities Fund — Page 10 of 21

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061[1]	USD9	$9
Government National Mortgage Assn. Pool #751409 4.95% 7/20/2061[1]	1	1
Government National Mortgage Assn. Pool #756695 4.70% 11/20/2061[1]	1	1
Government National Mortgage Assn. Pool #795471 5.05% 2/20/2062[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #759735 4.735% 3/20/2062[1]	1	1
Government National Mortgage Assn. Pool #767610 4.596% 11/20/2062[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #767641 4.457% 5/20/2063[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #795533 4.949% 5/20/2063[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #894475 7.618% 10/20/2063[1,3]	679	689
Government National Mortgage Assn. Pool #AG8068 4.949% 1/20/2064[1]	1	1
Government National Mortgage Assn. Pool #894482 7.624% 2/20/2064[1,3]	886	900
Government National Mortgage Assn. Pool #AG8149 6.062% 6/20/2064[1,3]	73	72
Government National Mortgage Assn. Pool #AG8150 4.86% 7/20/2064[1]	2	2
Government National Mortgage Assn. Pool #AG8155 5.15% 7/20/2064[1]	3	3
Government National Mortgage Assn. Pool #AG8171 5.20% 7/20/2064[1]	— [2]	— [2]
Government National Mortgage Assn. Pool #AG8156 6.526% 7/20/2064[1,3]	82	82
Government National Mortgage Assn. Pool #AG8194 4.33% 9/20/2064[1]	7	6
Government National Mortgage Assn. Pool #AG8189 5.134% 9/20/2064[1]	2	2
Government National Mortgage Assn. Pool #AL7438 4.339% 1/20/2065[1]	2	2
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 6/20/2033[1]	80	80
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 6.16% 5/20/2062[1,3]	363	363
Government National Mortgage Assn., Series 2012-H20, Class PT, 6.191% 7/20/2062[1,3]	609	607
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.528% 10/20/2062[1,3]	115	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	5,613	4,080
Uniform Mortgage-Backed Security 2.00% 12/1/2038[1,4]	19,350	16,903
Uniform Mortgage-Backed Security 2.50% 12/1/2038[1,4]	28,750	25,852
Uniform Mortgage-Backed Security 4.00% 12/1/2038[1,4]	8,500	8,172
Uniform Mortgage-Backed Security 5.00% 12/1/2038[1,4]	10,000	9,893
Uniform Mortgage-Backed Security 2.00% 1/1/2039[1,4]	4,750	4,154
Uniform Mortgage-Backed Security 2.50% 1/1/2039[1,4]	4,250	3,827
Uniform Mortgage-Backed Security 4.00% 1/1/2039[1,4]	7,500	7,213
Uniform Mortgage-Backed Security 2.00% 12/1/2053[1,4]	16,299	12,661
Uniform Mortgage-Backed Security 2.50% 12/1/2053[1,4]	40,109	32,479
Uniform Mortgage-Backed Security 3.00% 12/1/2053[1,4]	129	109
Uniform Mortgage-Backed Security 3.50% 12/1/2053[1,4]	90,762	79,592
Uniform Mortgage-Backed Security 4.00% 12/1/2053[1,4]	51,601	46,851
Uniform Mortgage-Backed Security 4.50% 12/1/2053[1,4]	233,375	218,524
Uniform Mortgage-Backed Security 5.00% 12/1/2053[1,4]	42,639	41,033
Uniform Mortgage-Backed Security 5.50% 12/1/2053[1,4]	42,203	41,586
Uniform Mortgage-Backed Security 6.00% 12/1/2053[1,4]	175,187	175,687
Uniform Mortgage-Backed Security 6.50% 12/1/2053[1,4]	31,834	32,339
Uniform Mortgage-Backed Security 2.00% 1/1/2054[1,4]	27,542	21,429
Uniform Mortgage-Backed Security 2.50% 1/1/2054[1,4]	43,000	34,867
Uniform Mortgage-Backed Security 3.50% 1/1/2054[1,4]	238,293	209,152
Uniform Mortgage-Backed Security 4.00% 1/1/2054[1,4]	323,498	293,871
Uniform Mortgage-Backed Security 4.50% 1/1/2054[1,4]	125,750	117,841
Uniform Mortgage-Backed Security 5.00% 1/1/2054[1,4]	290,119	279,363
Uniform Mortgage-Backed Security 5.50% 1/1/2054[1,4]	47,251	46,568
Uniform Mortgage-Backed Security 6.00% 1/1/2054[1,4]	830,226	832,369
Uniform Mortgage-Backed Security 6.50% 1/1/2054[1,4]	1,032,011	1,047,773
Uniform Mortgage-Backed Security 7.00% 1/1/2054[1,4]	259,324	265,837
Total mortgage-backed obligations		12,291,083
U.S. Government Securities Fund — Page 11 of 21

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 30.00% U.S. Treasury 27.60%	Principal amount (000)	Value (000)
U.S. Treasury 2.00% 5/31/2024	USD17,400	$17,115
U.S. Treasury 1.75% 6/30/2024	38,572	37,790
U.S. Treasury 2.00% 6/30/2024	45,000	44,151
U.S. Treasury 0.375% 7/15/2024	77,020	74,727
U.S. Treasury 1.75% 7/31/2024	55,300	54,026
U.S. Treasury 2.25% 11/15/2024	18,000	17,503
U.S. Treasury 2.125% 11/30/2024	500	485
U.S. Treasury 1.75% 12/31/2024	18,000	17,359
U.S. Treasury 2.00% 2/15/2025	370,000	356,804
U.S. Treasury 4.625% 2/28/2025	486,000	483,513
U.S. Treasury 3.875% 3/31/2025	64,793	63,854
U.S. Treasury 3.875% 4/30/2025	60,000	59,109
U.S. Treasury 2.75% 5/15/2025	39,750	38,537
U.S. Treasury 2.875% 5/31/2025	500	486
U.S. Treasury 4.25% 5/31/2025	81,165	80,389
U.S. Treasury 3.00% 7/15/2025	1,015	986
U.S. Treasury 4.75% 7/31/2025	118,227	118,043
U.S. Treasury 3.125% 8/15/2025	32,000	31,118
U.S. Treasury 0.25% 8/31/2025	500	462
U.S. Treasury 5.00% 8/31/2025	32,825	32,929
U.S. Treasury 3.00% 9/30/2025	28,160	27,299
U.S. Treasury 5.00% 9/30/2025	13,079	13,128
U.S. Treasury 3.00% 10/31/2025	285	276
U.S. Treasury 4.50% 11/15/2025	456	454
U.S. Treasury 0.375% 11/30/2025	1,320	1,212
U.S. Treasury 0.75% 4/30/2026	30,000	27,422
U.S. Treasury 4.50% 7/15/2026	57,957	57,928
U.S. Treasury 1.375% 8/31/2026	2,500	2,301
U.S. Treasury 0.875% 9/30/2026	400	363
U.S. Treasury 4.625% 11/15/2026	39,692	39,868
U.S. Treasury 1.25% 12/31/2026	35,000	31,854
U.S. Treasury 1.875% 2/28/2027	6,680	6,169
U.S. Treasury 0.50% 4/30/2027	46,800	41,060
U.S. Treasury 2.75% 4/30/2027	48,950	46,386
U.S. Treasury 2.375% 5/15/2027	21,800	20,392
U.S. Treasury 0.50% 5/31/2027	31,400	27,465
U.S. Treasury 2.625% 5/31/2027	3,000	2,828
U.S. Treasury 0.50% 6/30/2027	14,000	12,208
U.S. Treasury 2.75% 7/31/2027	114,576	108,243
U.S. Treasury 0.50% 8/31/2027	58,455	50,685
U.S. Treasury 0.375% 9/30/2027	45,000	38,707
U.S. Treasury 4.125% 9/30/2027	3,100	3,072
U.S. Treasury 0.50% 10/31/2027	18,790	16,194
U.S. Treasury 0.625% 11/30/2027	3,100	2,678
U.S. Treasury 3.875% 11/30/2027	44,000	43,209
U.S. Treasury 3.875% 12/31/2027	166,000	163,017
U.S. Treasury 4.00% 2/29/2028	46,435	45,814
U.S. Treasury 1.25% 3/31/2028	29,390	25,818
U.S. Treasury 3.50% 4/30/2028	118,216	114,291
U.S. Treasury 1.25% 5/31/2028	6,300	5,508
U.S. Treasury 3.625% 5/31/2028	58,200	56,563
U.S. Treasury 1.25% 6/30/2028	59,360	51,781
U.S. Treasury 4.00% 6/30/2028	84,653	83,526
U.S. Treasury 4.125% 7/31/2028	224,000	222,206
U.S. Government Securities Fund — Page 12 of 21

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.625% 9/30/2028	USD45,485	$46,096
U.S. Treasury 4.375% 11/30/2028	208,000	208,826
U.S. Treasury 1.75% 1/31/2029	25,000	22,034
U.S. Treasury 2.875% 4/30/2029	23,500	21,844
U.S. Treasury 2.625% 7/31/2029	63,533	58,063
U.S. Treasury 3.875% 12/31/2029	79,840	77,754
U.S. Treasury 3.50% 1/31/2030	57,025	54,376
U.S. Treasury 0.625% 5/15/2030	30,880	24,448
U.S. Treasury 4.00% 7/31/2030	8,355	8,179
U.S. Treasury 0.625% 8/15/2030	14,510	11,388
U.S. Treasury 4.125% 8/31/2030	49,600	48,903
U.S. Treasury 4.625% 9/30/2030	193,819	196,810
U.S. Treasury 1.625% 5/15/2031	62,550	51,882
U.S. Treasury 1.375% 11/15/2031	20,000	16,039
U.S. Treasury 1.875% 2/15/2032	15,000	12,454
U.S. Treasury 2.75% 8/15/2032	7,514	6,640
U.S. Treasury 3.50% 2/15/2033	279,745	261,568
U.S. Treasury 3.875% 8/15/2033	185,841	178,839
U.S. Treasury 5.00% 5/15/2037	1,500	1,592
U.S. Treasury 4.625% 2/15/2040	11,580	11,616
U.S. Treasury 1.125% 5/15/2040	29,700	17,627
U.S. Treasury 1.125% 8/15/2040	110,380	64,944
U.S. Treasury 1.375% 11/15/2040	4,914	3,012
U.S. Treasury 1.875% 2/15/2041	46,291	30,849
U.S. Treasury 2.25% 5/15/2041	44,863	31,754
U.S. Treasury 1.75% 8/15/2041	55,890	35,997
U.S. Treasury 2.00% 11/15/2041	8,620	5,779
U.S. Treasury 3.125% 11/15/2041	100	81
U.S. Treasury 3.00% 5/15/2042	16,358	12,913
U.S. Treasury 3.25% 5/15/2042	36,015	29,504
U.S. Treasury 2.75% 8/15/2042	6,000	4,538
U.S. Treasury 2.75% 11/15/2042	10,000	7,533
U.S. Treasury 3.875% 2/15/2043	2,550	2,275
U.S. Treasury 2.875% 5/15/2043	10,880	8,321
U.S. Treasury 3.875% 5/15/2043	10,630	9,476
U.S. Treasury 3.375% 5/15/2044	18,500	15,215
U.S. Treasury 2.50% 2/15/2045	60,000	42,113
U.S. Treasury 3.00% 5/15/2045	3,350	2,569
U.S. Treasury 2.875% 8/15/2045	100	75
U.S. Treasury 3.00% 11/15/2045	3,500	2,674
U.S. Treasury 2.50% 5/15/2046	50,000	34,609
U.S. Treasury 3.00% 2/15/2047	39,960	30,276
U.S. Treasury 2.75% 8/15/2047	13,770	9,925
U.S. Treasury 2.75% 11/15/2047	12,605	9,078
U.S. Treasury 3.00% 2/15/2048	28,325	21,377
U.S. Treasury 3.125% 5/15/2048	6,500	5,020
U.S. Treasury 3.00% 2/15/2049	9,800	7,385
U.S. Treasury 2.875% 5/15/2049[5]	94,000	69,151
U.S. Treasury 2.25% 8/15/2049	16,800	10,806
U.S. Treasury 2.00% 2/15/2050	61,360	37,121
U.S. Treasury 1.25% 5/15/2050[5]	177,750	87,370
U.S. Treasury 1.375% 8/15/2050	71,480	36,354
U.S. Treasury 1.625% 11/15/2050[5]	292,196	159,292
U.S. Treasury 1.875% 2/15/2051	42,054	24,472
U.S. Government Securities Fund — Page 13 of 21

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.375% 5/15/2051	USD104,600	$68,762
U.S. Treasury 2.00% 8/15/2051	72,003	43,146
U.S. Treasury 1.875% 11/15/2051	18,120	10,507
U.S. Treasury 2.25% 2/15/2052	500	319
U.S. Treasury 2.875% 5/15/2052	48,700	35,775
U.S. Treasury 4.00% 11/15/2052	11,614	10,620
U.S. Treasury 4.125% 8/15/2053[5]	62,347	58,319
U.S. Treasury 4.75% 11/15/2053	10,230	10,633
		5,346,228
U.S. Treasury inflation-protected securities 2.40%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[6]	34,219	33,694
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[6]	— [2]	— [2]
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[6]	126,000	120,813
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[6]	— [2]	— [2]
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[6]	41,800	39,393
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[6]	94,113	88,333
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[6]	44,691	41,412
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[6]	58,388	49,693
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[6]	45,366	33,528
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[6]	1,874	1,142
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[6]	69,621	40,171
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[6]	18,050	10,311
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[6]	7,268	6,181
		464,671
Total U.S. Treasury bonds & notes		5,810,899
Federal agency bonds & notes 1.69%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	446	430
Fannie Mae 0.625% 4/22/2025	147,420	139,003
Fannie Mae 0.75% 10/8/2027	21,700	18,913
Fannie Mae 7.125% 1/15/2030	5,000	5,693
Fannie Mae 0.875% 8/5/2030	63,500	50,061
Federal Home Loan Bank 3.25% 11/16/2028	56,500	53,861
Federal Home Loan Bank 5.50% 7/15/2036	1,000	1,076
Private Export Funding Corp. 3.55% 1/15/2024	14,300	14,264
Tennessee Valley Authority 0.75% 5/15/2025	13,200	12,408
Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,746
Tennessee Valley Authority 4.65% 6/15/2035	4,480	4,392
Tennessee Valley Authority 5.88% 4/1/2036	3,625	3,954
Tennessee Valley Authority, Series 2008, Class A, 4.875% 1/15/2048	3,300	3,129
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033	1,401	1,279
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025	3,125	3,015
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 8/1/2024	750	737
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025	875	847
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026	875	838
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027	3,850	3,652
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028	1,250	1,185
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029	850	792
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030	825	765
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031	825	760
U.S. Government Securities Fund — Page 14 of 21

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)		Principal amount (000)	Value (000)
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		USD800	$715
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		675	612
			327,127
Total bonds, notes & other debt instruments (cost: $19,393,496,000)			18,429,109
Short-term securities 24.47% Money market investments 15.61%		Shares
Capital Group Central Cash Fund 5.46%[7,8]		30,230,021	3,023,002
U.S. Treasury bills 5.90%	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury 12/14/2023	4.949%	USD100,000	99,811
U.S. Treasury 12/26/2023	5.232	100,000	99,634
U.S. Treasury 12/28/2023	5.165	200,000	199,208
U.S. Treasury 1/9/2024	4.852	100,000	99,428
U.S. Treasury 1/18/2024	5.250	150,000	148,950
U.S. Treasury 2/1/2024	5.187	350,000	346,832
U.S. Treasury 2/29/2024	5.159	150,000	148,034
			1,141,897
Federal agency bills & notes 2.96% Discount bills & notes 1.93%
Federal Home Loan Bank 12/05/2023	5.106	50,000	49,971
Federal Home Loan Bank 12/15/2023	5.271	75,000	74,849
Federal Home Loan Bank 12/29/2023	5.212	50,000	49,795
Federal Home Loan Bank 01/03/2024	5.192	100,000	99,517
Federal Home Loan Bank 01/05/2024	5.286	100,000	99,487
			373,619
Interest bearing bills & notes 1.03%	Coupon rate
Federal Home Loan Bank (USD-SOFR + 0.025%) 12/26/2023[3]	5.335	200,000	199,967
Total federal agency bills & notes			573,586
Total short-term securities (cost: $4,738,392,000)			4,738,485
Options purchased (equity style) 0.03%
Options purchased (equity style)*			5,558
Total options purchased (equity style) (cost: $4,581,000)			5,558
Total investment securities 119.65% (cost: $24,136,469,000)			23,173,152
Total options written (0.04)%†			(7,003)
Other assets less liabilities (19.61)%			(3,797,880)
Net assets 100.00%			$19,368,269
U.S. Government Securities Fund — Page 15 of 21

unaudited
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 11/30/2023 (000)
Put
3 Month SOFR Futures Option	5	USD —[2]	USD94.75	12/15/2023	$— [2]
3 Month SOFR Futures Option	1,800	180	94.31	3/15/2024	56
3 Month SOFR Futures Option	956	96	94.38	3/15/2024	30
					$86
Call
3 Month SOFR Futures Option	3,341	USD334	USD96.00	6/14/2024	4,740
3 Month SOFR Futures Option	450	45	95.87	1/12/2024	360
3 Month SOFR Futures Option	350	35	95.88	3/15/2024	372
					$5,472
					$5,558
†Options written (equity style)

Options on futures
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 11/30/2023 (000)
Put
3 Month SOFR Futures Option	5	USD —[2]	USD94.50	12/15/2023	$— [2]
3 Month SOFR Futures Option	1,800	(180)	94.06	3/15/2024	(45)
3 Month SOFR Futures Option	956	(96)	94.13	3/15/2024	(24)
5 Year U.S. Treasury Note Futures Option	543	(54)	106.50	2/23/2024	(462)
5 Year U.S. Treasury Note Futures Option	300	(30)	107.00	2/23/2024	(331)
					$(862)
Call
3 Month SOFR Futures Option	3,342	USD(334)	USD96.00	6/14/2024	(5,076)
3 Month SOFR Futures Option	450	(45)	96.87	1/12/2024	(39)
3 Month SOFR Futures Option	350	(35)	96.88	3/15/2024	(87)
5 Year U.S. Treasury Note Futures Option	543	(55)	106.50	2/23/2024	(653)
5 Year U.S. Treasury Note Futures Option	300	(30)	107.00	2/23/2024	(286)
					$(6,141)
					$(7,003)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2023 (000)
30 Day Federal Funds Futures	Short	2,274	12/1/2023	USD(897,070)	$(288)
30 Day Federal Funds Futures	Short	8,224	2/1/2024	(3,244,113)	(2,243)
30 Day Federal Funds Futures	Short	480	3/1/2024	(189,365)	(126)
3 Month SOFR Futures	Long	17,770	12/20/2023	4,204,715	(210,106)
U.S. Government Securities Fund — Page 16 of 21

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2023 (000)
3 Month SOFR Futures	Short	6,408	3/20/2024	USD(1,515,852)	$71,500
3 Month SOFR Futures	Short	1,944	3/19/2025	(465,564)	14,213
2 Year U.S. Treasury Note Futures	Long	50,065	4/3/2024	10,236,337	28,615
5 Year U.S. Treasury Note Futures	Long	38,512	4/3/2024	4,115,067	21,830
10 Year U.S. Treasury Note Futures	Long	13,896	3/28/2024	1,525,737	7,664
10 Year Ultra U.S. Treasury Note Futures	Short	6,675	3/28/2024	(757,717)	(5,069)
20 Year U.S. Treasury Bond Futures	Short	9,724	3/28/2024	(1,132,238)	(10,235)
30 Year Ultra U.S. Treasury Bond Futures	Long	2,374	3/28/2024	292,002	4,969
					$(79,276)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2023 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. EFFR	Annual	2.4325%	Annual	12/21/2023	USD94,000	$155	$—	$155
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	221,732	(183)	—	(183)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	324,867	(264)	—	(264)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	443,400	(364)	—	(364)
0.2405%	Annual	U.S. EFFR	Annual	3/1/2024	467,500	(5,957)	—	(5,957)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	718,900	17,377	—	17,377
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	309,200	(3,135)	—	(3,135)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	336,442	(3,359)	—	(3,359)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	363,558	(3,625)	—	(3,625)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	47,859	(494)	—	(494)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	227,000	(2,376)	—	(2,376)
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	148,100	10,228	—	10,228
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	148,100	10,225	—	10,225
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	165,373	11,544	—	11,544
SOFR	Annual	3.916%	Annual	7/11/2025	188,700	2,461	—	2,461
4.912%	Annual	SOFR	Annual	8/24/2025	178,000	630	—	630
4.8189%	Annual	SOFR	Annual	8/25/2025	178,000	359	—	359
4.8195%	Annual	SOFR	Annual	9/1/2025	130,000	294	—	294
4.265%	Annual	SOFR	Annual	2/16/2026	58,987	(248)	—	(248)
4.27%	Annual	SOFR	Annual	2/16/2026	118,860	(488)	—	(488)
4.3005%	Annual	SOFR	Annual	2/17/2026	24,555	(85)	—	(85)
4.288%	Annual	SOFR	Annual	2/17/2026	24,945	(93)	—	(93)
4.3035%	Annual	SOFR	Annual	2/17/2026	35,408	(121)	—	(121)
4.2675%	Annual	SOFR	Annual	2/17/2026	34,181	(142)	—	(142)
4.2515%	Annual	SOFR	Annual	2/17/2026	35,065	(158)	—	(158)
3.45%	Annual	SOFR	Annual	2/1/2028	166,200	(3,952)	—	(3,952)
3.47%	Annual	SOFR	Annual	2/2/2028	43,700	(1,006)	—	(1,006)
4.28%	Annual	SOFR	Annual	2/29/2028	21,650	180	—	180
4.269%	Annual	SOFR	Annual	2/29/2028	21,500	170	—	170
3.16%	Annual	SOFR	Annual	6/20/2028	39,600	(1,450)	—	(1,450)
U.S. Government Securities Fund — Page 17 of 21

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2023 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. EFFR	Annual	2.32625%	Annual	4/18/2029	USD60,500	$4,725	$—	$4,725
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	233,200	43,743	—	43,743
3.18%	Annual	SOFR	Annual	4/17/2030	33,200	(1,489)	—	(1,489)
3.275%	Annual	SOFR	Annual	4/18/2030	33,200	(1,314)	—	(1,314)
3.353%	Annual	SOFR	Annual	4/19/2030	33,200	(1,170)	—	(1,170)
3.342%	Annual	SOFR	Annual	4/19/2030	33,200	(1,191)	—	(1,191)
3.344%	Annual	SOFR	Annual	4/20/2030	33,200	(1,188)	—	(1,188)
3.128%	Annual	SOFR	Annual	4/28/2030	33,200	(1,592)	—	(1,592)
3.285%	Annual	SOFR	Annual	5/1/2030	33,200	(1,301)	—	(1,301)
3.259%	Annual	SOFR	Annual	5/1/2030	33,100	(1,345)	—	(1,345)
3.186%	Annual	SOFR	Annual	5/9/2030	33,100	(1,484)	—	(1,484)
3.215%	Annual	SOFR	Annual	5/10/2030	33,200	(1,435)	—	(1,435)
3.29%	Annual	SOFR	Annual	5/19/2030	39,700	(1,554)	—	(1,554)
3.31%	Annual	SOFR	Annual	6/9/2030	203,200	(7,777)	—	(7,777)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	111,300	21,850	—	21,850
SOFR	Annual	4.15%	Annual	5/15/2033	10,800	(147)	—	(147)
SOFR	Annual	4.1615%	Annual	5/15/2033	10,800	(157)	—	(157)
SOFR	Annual	3.10%	Annual	6/20/2033	21,400	1,488	—	1,488
4.0135%	Annual	SOFR	Annual	8/21/2033	15,000	36	—	36
SOFR	Annual	4.061%	Annual	8/24/2033	41,000	(254)	—	(254)
SOFR	Annual	3.9519%	Annual	8/25/2033	41,000	103	—	103
SOFR	Annual	3.8275%	Annual	9/1/2033	29,400	367	—	367
SOFR	Annual	3.175%	Annual	2/1/2038	92,000	5,267	—	5,267
3.065%	Annual	SOFR	Annual	4/7/2040	16,700	(1,932)	—	(1,932)
SOFR	Annual	3.41%	Annual	7/28/2045	172,600	14,358	—	14,358
SOFR	Annual	3.01413%	Annual	1/12/2053	17,216	2,472	—	2,472
SOFR	Annual	3.02%	Annual	1/12/2053	17,200	2,453	—	2,453
SOFR	Annual	2.974%	Annual	4/17/2053	10,400	1,566	—	1,566
SOFR	Annual	3.044%	Annual	4/18/2053	10,500	1,454	—	1,454
SOFR	Annual	3.0875%	Annual	4/19/2053	10,500	1,375	—	1,375
SOFR	Annual	3.1035%	Annual	4/19/2053	10,500	1,346	—	1,346
SOFR	Annual	3.0895%	Annual	4/20/2053	10,500	1,371	—	1,371
SOFR	Annual	2.9405%	Annual	4/28/2053	10,600	1,657	—	1,657
SOFR	Annual	3.0535%	Annual	5/1/2053	21,100	2,886	—	2,886
SOFR	Annual	3.085%	Annual	5/9/2053	10,600	1,392	—	1,392
SOFR	Annual	3.1135%	Annual	5/10/2053	10,600	1,340	—	1,340
SOFR	Annual	3.1605%	Annual	5/19/2053	12,800	1,513	—	1,513
						$113,555	$—	$113,555
U.S. Government Securities Fund — Page 18 of 21

unaudited
Investments in affiliates8

	Value at 9/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2023 (000)	Dividend or interest income (000)
Short-term securities 15.61%
Money market investments 15.61%
Capital Group Central Cash Fund 5.46%[7]	$3,921,343	$2,861,108	$3,759,327	$(47)	$(75)	$3,023,002	$53,086

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Purchased on a TBA basis.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $148,648,000, which represented .77% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Rate represents the seven-day yield at 11/30/2023.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $4,883,000. The average month-end notional amount of futures contracts while held was $27,653,883,000. Swaps are generally valued using evaluated prices obtained from
U.S. Government Securities Fund — Page 19 of 21

unaudited
third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $7,020,991,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$12,291,083	$—	$12,291,083
U.S. Treasury bonds & notes	—	5,810,899	—	5,810,899
Federal agency bonds & notes	—	327,127	—	327,127
Short-term securities	3,023,002	1,715,483	—	4,738,485
Options purchased on futures (equity style)	5,558	—	—	5,558
Total	$3,028,560	$20,144,592	$—	$23,173,152

U.S. Government Securities Fund — Page 20 of 21

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on options written on futures	$84	$—	$—	$84
Unrealized appreciation on futures contracts	148,791	—	—	148,791
Unrealized appreciation on centrally cleared interest rate swaps	—	166,385	—	166,385
Liabilities:
Unrealized depreciation on options written on futures	(1,183)	—	—	(1,183)
Unrealized depreciation on futures contracts	(228,067)	—	—	(228,067)
Unrealized depreciation on centrally cleared interest rate swaps	—	(52,830)	—	(52,830)
Total	$(80,375)	$113,555	$—	$33,180
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Key to abbreviation(s)
Assn. = Association
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-022-0124O-S96465
U.S. Government Securities Fund — Page 21 of 21